Employee Benefits (Summary of Sensitivity of Significant Actuarial Assumptions) (Details) $ in Millions	Oct. 31, 2025 CAD ($)
Actuarial assumption of discount rates [member] | Principal pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,280
1 year/percentage increase in assumption	(1,017)
Actuarial assumption of discount rates [member] | Principal post-retirement benefit plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	53
1 year/percentage increase in assumption	(43)
Actuarial assumption of discount rates [member] | Other pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	286
1 year/percentage increase in assumption	(237)
Actuarial assumption of expected rates of salary increases [member] | Principal pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(240)
1 year/percentage increase in assumption	213
Actuarial assumption of expected rates of salary increases [member] | Principal post-retirement benefit plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	0
1 year/percentage increase in assumption	0
Actuarial assumption of expected rates of salary increases [member] | Other pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(23)
1 year/percentage increase in assumption	28
Actuarial assumption of life expectancy after retirement [member] | Principal pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(157)
1 year/percentage increase in assumption	152
Actuarial assumption of life expectancy after retirement [member] | Principal post-retirement benefit plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(11)
1 year/percentage increase in assumption	11
Actuarial assumption of life expectancy after retirement [member] | Other pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(76)
1 year/percentage increase in assumption	75
Actuarial assumption of medical cost trend rates [member] | Principal post-retirement benefit plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(7)
1 year/percentage increase in assumption	$ 8